S-K 1603(a)(9) Restrictions on Selling Securities	May 19, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

To the extent the over-allotment option is not exercised, the founder shares shall be surrendered by the sponsor for no consideration so that the sponsor will own 35% of our outstanding ordinary shares following the closing of this offering (exclusive of any Class A ordinary shares that are included in the private units). Accordingly, up to 1,285,714 of the founder shares may be surrendered by the sponsor in connection with the closing of this offering. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth herein.

Private Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Locked up until the closing of the initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	JAB AcquisitionSponsor I, LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the Subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the State of New York or Subscriber’s partnership agreement in the event of a subscriber’s liquidation; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.
Warrants Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Completion of the initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	JAB Acquisition Sponsor I, LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

The lock-up period pursuant to the letter agreement can be waived with the prior written consent of D. Boral Capital.

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

Representative Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of the initial business combination The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of FINRA’s Conduct Rules.
SPAC Sponsor, Persons and Entities Subject to Restrictions	D. Boral Capital
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The lock-up period pursuant to the underwriting agreement can be waived with our prior written consent. See “Underwriting (Conflicts of Interest — Representative Shares.” Subject to FINRA rules, D. Boral Capital may transfer the representative shares in a Permitted Transfer. Subject to FINRA rules, the securities are not transferable or saleable except to (i) the representative or an underwriter or selected dealer in connection with this offering, (ii) a bona fide officer, partner, registered person or affiliate of the representative or of any such underwriter or selected dealer or (iii) the issuer in a transaction exempt from registration with the SEC.